NOTE 12 - SEGMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
NOTE 12 - SEGMENTS

NOTE 12 - SEGMENTS

At December 31, 2022 and 2021, the Company operates in one industry segment, telecommunication services, and two geographic segments, USA and Switzerland, where current assets and equipment are located.

Operating Activities

The following table shows operating activities information by geographic segment for the three months ended March 31, 2023 and 2022:

Three months ended March 31, 2023

NOTE 12 - SEGMENT - Schedule of Operating Activities by Geographic Segment

	USA	Switzerland	Elimination	Total
Revenues	$24,847,671	1,347,435	$(1,528,577)	$24,666,529
Cost of revenue	23,825,886	1,152,484	(1,528,577)	23,449,793
Gross profit	1,021,785	194,951	—	1,216,736

Operating expenses
General and administration	1,350,956	183,310	—	1,534,266

Operating (loss) income	(329,171)	11,641	—	(317,530)

Other income (expense)	174,955	(16,247)	—	158,708

Net loss	$(154,216)	$(4,606)	$—	$(158,822)

Three months ended March 31, 2022

	USA	Switzerland	Elimination	Total
Revenues	$18,475,113	1,026,080	$(81,882)	$19,419,311
Cost of revenue	18,193,952	823,181	(81,882)	18,935,251
Gross profit	281,161	202,899	—	484,060

Operating expenses
General and administration	781,300	208,198	—	989,498

Operating (loss)	(500,139)	(5,299)	—	(505,438)

Other (expense) income	(29,841)	10,548	—	(19,293)

Net (loss) income	$(529,980)	$5,249	$—	$(524,731)

Asset Information

The following table shows asset information by geographic segment as of March 31, 2023 and December 31, 2022:

March 31, 2023	USA	Switzerland	Elimination	Total
Assets
Current assets	$6,419,124	$1,235,556	$(917,713)	$6,736,967
Non-current assets	$11,631,453	$703,066	$(6,184,562)	$6,149,957
Liabilities
Current liabilities	$5,378,018	$1,840,726	$(917,713)	$6,301,031
Non-current liabilities	$—	$256,233	$—	$256,233

December 31, 2022	USA	Switzerland	Elimination	Total
Assets
Current assets	$6,496,354	$1,172,889	$(1,232,653)	$6,436,590
Non-current assets	$11,646,662	$650,794	$(6,184,562)	$6,112,894
Liabilities
Current liabilities	$5,967,729	$1,716,603	$(1,232,653)	$6,451,679
Non-current liabilities	$—	$262,388	$—	$262,388

NOTE 15 - SEGMENT

At December 31, 2022 and 2021, the Company operates in one industry segment, telecommunication services, and two geographic segments, USA and Switzerland, where current assets and equipment are located.

Operating Activities

The following table shows operating activities information by geographic segment for the years ended December 31, 2022 and 2021:

Year ended December 31, 2022

NOTE 15 - SEGMENT - Schedule of Operating Activities by Geographic Segment

	USA	Switzerland	Elimination	Total
Revenues	$94,188,685	4,913,216	$(5,898,369)	$93,203,532
Cost of revenue	93,162,695	4,147,690	(5,898,369)	91,412,016
Gross profit	1,025,990	765,526	—	1,791,516

Operating expenses
General and administration	4,216,107	767,069	—	4,983,176

Operating loss	(3,190,117)	(1,543)	—	(3,191,660)

Other income (expense)	(2,679,759)	5,658	—	(2,674,101)

Net income (loss)	$(5,869,876)	$4,115	$—	$(5,865,761)

Year ended December 31, 2021

	USA	Switzerland	Elimination	Total
Revenues	$60,112,852	4,681,978	$(92,812)	$64,702,018
Cost of revenue	59,274,781	3,986,334	(92,812)	63,168,303
Gross profit	838,071	695,644	—	1,533,715

Operating expenses
General and administration	3,733,579	784,052	—	4,517,631

Operating income (loss)	(2,895,508)	(88,408)	—	(2,983,916)

Other income (expense)	(897,507)	17,422	—	(880,085)

Net income (loss)	$(3,793,015)	$(70,986)	$—	$(3,864,001)

Asset Information

The following table shows asset information by geographic segment as of December 31, 2022 and 2021:

December 31, 2022	USA	Switzerland	Elimination	Total
Assets
Current assets	$6,496,354	$1,172,889	$(1,232,653)	$6,436,590
Non-current assets	$11,646,662	$650,794	$(6,184,562)	$6,112,894
Liabilities
Current liabilities	$5,967,729	$1,716,603	$(1,232,653)	$6,451,679
Non-current liabilities	$—	$262,388	$—	$262,388

December 31, 2021	USA	Switzerland	Elimination	Total
Assets
Current assets	$5,783,859	$997,216	$(214,551)	$6,566,524
Non-current assets	$4,468,491	$609,189	$(2,584,562)	$2,493,118
Liabilities
Current liabilities	$1,070,972	$1,506,594	$(214,551)	$2,363,015
Non-current liabilities	$—	$275,729	$—	$275,729